Risk management (Details 6) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Liabilities
Borrowings and financing	R$ 29,485,118
Trade payables and contractors	490,494
Services payable	838,703	R$ 750,732
Public-Private Partnership - PPP	8,367,087
Program Contract Commitments	36,940
Total	39,218,342
Twenty Twenty Four [Member]
Liabilities
Borrowings and financing	3,051,567
Trade payables and contractors	490,494
Services payable	838,703
Public-Private Partnership - PPP	432,216
Program Contract Commitments	20,310
Total	4,833,290
Twenty Twenty Five [Member]
Liabilities
Borrowings and financing	3,773,001
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	446,524
Program Contract Commitments	1,232
Total	4,220,757
Twenty Twenty Six [Member]
Liabilities
Borrowings and financing	3,368,294
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	461,438
Program Contract Commitments	1,232
Total	3,830,964
Twenty Twenty Seven [Member]
Liabilities
Borrowings and financing	3,278,126
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	476,850
Program Contract Commitments	1,232
Total	3,756,208
Twenty Twenty Eight [Member]
Liabilities
Borrowings and financing	2,418,568
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	492,777
Program Contract Commitments	1,232
Total	2,912,577
Twenty Twenty Nine Onwards [Member]
Liabilities
Borrowings and financing	13,595,562
Trade payables and contractors
Services payable
Public-Private Partnership - PPP	6,057,282
Program Contract Commitments	11,702
Total	R$ 19,664,546